Financial Assets and Financial Liabilities - Additional Information (Detail) € / shares in Units, € in Thousands		6 Months Ended
		Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 EUR (€) € / shares	Oct. 04, 2021 € / shares
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares				$ 0.09
Change in fair value of derivative warrant liabilities		€ (1,239)
Common stock par or stated value per share | € / shares			€ 2.58		€ 3.05	€ 0.12
Allowance account for credit losses of financial assets		2,364			€ 1,536
Additional allowance account for credit losses of trade and other receivables		4,875			4,836
Adjustments For Expected Credit Loss For Trade And Other Receivables		828	€ 1,380
Uncollectible balances		328
Loan from government entity		2,569			€ 2,656
Gains (losses) on change in fair value of derivatives	[1]	1,239	502
Other Operating Expenses [member]
Disclosure of financial assets and liabilities [line items]
Adjustments For Expected Credit Loss For Trade And Other Receivables		€ 1,195	€ 1,380
Top of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		8.00%			8.00%
Top of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		5.60%			5.67%
Bottom of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		1.60%			3.00%
Bottom of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		0.00%			0.00%
BBVA warrant [Member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares				$ 0.8

[1]	Unaudited